Condensed Consolidated Statements of Comprehensive Income (deficit) (USD $) In Millions, unless otherwise specified	3 Months Ended			9 Months Ended
	Sep. 30, 2012	Jun. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011
Company's stockholders:
Net income attributable to Company's stockholders	$ 1,669	$ 2,662	$ 4,935	$ 8,158	$ 18,213
Cumulative translation adjustments	(238)	(2,820)	(7,486)	(2,231)	(4,718)
Unrealized gain (loss) available-for-sale securities
Gross balance as of the period/year end	2	(2)			(14)
Tax (expense) benefit	(1)			(1)	11
Unrealized gain (loss) - available-for-sale securities, net	1	(2)		(1)	(3)
Surplus (deficit) accrued pension plan
Gross balance as of the period/year end	653	(69)	(467)	720	(479)
Tax (expense) benefit	(246)	50	150	(240)	150
Surplus (deficit) accrued pension plan, net	407	(19)	(317)	480	(329)
Cash flow hedge
Gross balance as of the period/year end	31	(142)	123	(87)	275
Tax (expense) benefit	(16)	30	26	(1)	20
Cash flow hedge, net	15	(112)	149	(88)	295
Total comprehensive income (deficit) attributable to Company's stockholders	1,854	(291)	(2,719)	6,318	13,458
Noncontrolling interests:
Losses attributable to noncontrolling interests	(82)	(69)	(24)	(209)	(134)
Cumulative translation adjustments	5	24	(269)	43	(283)
Pension plan			(1)		4
Cash flow hedge					1
Total comprehensive deficit attributable to Noncontrolling interests	(77)	(45)	(294)	(166)	(412)
Total comprehensive income (deficit)	$ 1,777	$ (336)	$ (3,013)	$ 6,152	$ 13,046